28. Exploration and evaluation of oil and gas reserves (Details 3) $ in Millions		Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($)
DisclosureExplorationAndEvaluationOfOilAndGasReservesLineItems [Line Items]
Exploratory well costs that have been capitalized for a period greater than one year | $	[1]	$ 2,906	$ 4,043
Number of wells | Number		91
2026 and thereafter [member]
DisclosureExplorationAndEvaluationOfOilAndGasReservesLineItems [Line Items]
Exploratory well costs that have been capitalized for a period greater than one year | $		$ 152
Number of wells | Number		6
2025 [member]
DisclosureExplorationAndEvaluationOfOilAndGasReservesLineItems [Line Items]
Exploratory well costs that have been capitalized for a period greater than one year | $		$ 44
Number of wells | Number		1
2024 [member]
DisclosureExplorationAndEvaluationOfOilAndGasReservesLineItems [Line Items]
Exploratory well costs that have been capitalized for a period greater than one year | $		$ 39
Number of wells | Number		1
2023 [member]
DisclosureExplorationAndEvaluationOfOilAndGasReservesLineItems [Line Items]
Exploratory well costs that have been capitalized for a period greater than one year | $		$ 58
Number of wells | Number		3
2022 [member]
DisclosureExplorationAndEvaluationOfOilAndGasReservesLineItems [Line Items]
Exploratory well costs that have been capitalized for a period greater than one year | $		$ 2,613
Number of wells | Number		80

[1]	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.